Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
CONTINUING OPERATIONS
Revenues	$ 1,954	$ 1,785	$ 4,041	$ 3,685
Operating expenses	(1,211)	(1,124)	(2,414)	(2,232)
Depreciation	(27)	(28)	(55)	(55)
Amortization of computer software	(201)	(178)	(394)	(352)
Amortization of other identifiable intangible assets	(25)	(24)	(49)	(49)
Other operating gains, net	68	5	68	2
Operating profit	558	436	1,197	999
Finance costs, net:
Net interest expense	(47)	(35)	(86)	(65)
Other finance income (costs)	8	(48)	17	(58)
Income before tax and equity method investments	519	353	1,128	876
Share of post-tax losses in equity method investments	(4)	(4)	(11)	(10)
Tax expense	(71)	(52)	(196)	(144)
Earnings from continuing operations	444	297	921	722
Earnings (loss) from discontinued operations, net of tax	4	16	(14)	25
Net earnings	448	313	907	747
Earnings attributable to common shareholders	$ 448	$ 313	$ 907	$ 747
Basic earnings (loss) per share:
From continuing operations	$ 1.01	$ 0.66	$ 2.08	$ 1.6
From discontinued operations	0.01	0.03	(0.03)	0.05
Basic earnings per share	1.02	0.69	2.05	1.65
Diluted earnings (loss) per share:
From continuing operations	1.01	0.66	2.08	1.6
From discontinued operations	0.01	0.03	(0.03)	0.05
Diluted earnings per share	$ 1.02	$ 0.69	$ 2.05	$ 1.65